Reserves for Future Policy Benefits and Claims Payable - Weighted Average Duration (Details)	Dec. 31, 2022	Dec. 31, 2021
Payout Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average duration (years)	6 years 10 months 24 days	7 years 9 months 18 days
Closed Block Life
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average duration (years)	7 years 9 months 18 days	9 years 6 months
Closed Block Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average duration (years)	7 years	8 years 6 months